SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended			14 Months Ended
	Feb. 28, 2022 USD ($) vessel	Jan. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2022 USD ($)	Mar. 31, 2022	Feb. 16, 2022 $ / shares	Feb. 29, 2020	Jan. 31, 2020
Subsequent Event [Line Items]
Proceeds from sale of vessels			$ 9,600
Net cash flows from sale of vessels						$ 54,012	$ 0	$ 0
Gain from sale of vessels						$ 9,788	$ 0	$ 0
SwissMarine
Subsequent Event [Line Items]
Repayments of loans receivable from related party				$ 5,700
Ownership percentage			17.50%			17.50%	17.50%					17.50%	17.80%
Subsequent Event
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares											$ 0.90
Net cash flows from sale of vessels									$ 60,000
Subsequent Event | SwissMarine
Subsequent Event [Line Items]
Ownership percentage										16.40%
Subsequent Event | Golden Empress, Golden Enterprise and Golden Endeavour
Subsequent Event [Line Items]
Number of vessels sold | vessel	3
Proceeds from sale of vessels	$ 52,000
Subsequent Event | Golden Empress, Golden Enterprise and Golden Endeavour | Forecast
Subsequent Event [Line Items]
Net cash flows from sale of vessels					$ 30,700
Gain from sale of vessels					$ 9,600
Subsequent Event | SwissMarine
Subsequent Event [Line Items]
Repayments of loans receivable from related party		$ 5,350